COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments [text block] [Abstract]
Schedule of letters of credit, certificates of deposits and warranty insurance policies
			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	Date

Superintendencia Nacional de Aduanas y de Administración Tributaria	Latam Airlines Perú S.A.	Forty-five letters of credit	228,184	Jan 14, 2022
Superintendencia Nacional de Aduanas y de Administración Tributaria	Latam Airlines Perú S.A.	Four letters of credit	15,176	Nov 23, 2022
Lima Airport Partners S.R.L.	Latam Airlines Perú S.A.	Two letters of credit	1,150	Nov 30, 2022
Servicio Nacional de Aduana del Ecuador	Latam Airlines Ecuador S.A.	Four letters of credit	2,130	Aug 5, 2022
Empresa Pública de Hidro carburos del Ecuador EP Petro ecuador	Latam Airlines Ecuador S.A.	Four letters of credit	1,500	Jun 20, 2022
Aena Aeropuertos S.A.	Latam Airlines Group S.A.	Three letters of credit	1,237	Nov 15, 2022
American Alternative Insurance Corporation	Latam Airlines Group S.A.	Twelve letters of credit	4,585	Mar 22, 2022
Comisión Europea	Latam Airlines Group S.A.	One letter of credit	9,333	Mar 29, 2022
Metropolitan Dade County	Latam Airlines Group S.A.	Seven letters of credit	3,597	Mar 13, 2022
BBVA	Latam Airlines Group S.A.	One letter of credit	4,315	Jan 16, 2022
JFK International Air Terminal LLC.	Latam Airlines Group S.A.	One letter of credit	2,300	Jan 27, 2022
Servicio Nacional de Aduanas	Latam Airlines Group S.A.	Eight letters of credit	2,303	Jul 30, 2022
Isoceles	Latam Airlines Group S.A.	One letter of credit	12,750	Aug 6, 2022
Procon	Tam Linhas Aéreas S.A.	Two insurance policy guarantee	2,233	Nov 17, 2025
União Federal	Tam Linhas Aéreas S.A.	Two insurance policy guarantee	8,250	Feb 4, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	8,531	Apr 15, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,417	Apr 4, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,323	Jul 5, 2023
Procon	Tam Linhas Aéreas S.A.	Seven insurance policy guarantee	9,542	Apr 6, 2022
17a Vara Cível da Comarca da Capital de João Pessoa/PB.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	2,247	Jun 25, 2023
14ª Vara Federal da Seção Judiciária de Distrito Federal	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,342	May 29, 2025

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	Date

Tribunal de Justição de Rio de Janeiro.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	11,198	Aug 30, 2026
Vara Civel Campinas SP.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,577	Jun 14, 2024
JFK International Air Terminal LLC.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,300	Jan 25, 2022
7ª Turma do Tribunal Regional Federal da 1ª Região	Tam Linhas Aéreas S.A.	One insurance policy guarantee	41,029	Apr 20, 2023
Procon	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,931	Feb 10, 2026
Bond Safeguard Insurance Company	Tam Linhas Aéreas S.A.	One insurance policy guarantee	2,700	Jul 20, 2022
Fundacao de Protecao e Defesa do Consumidor Procon	Tam Linhas Aéreas S.A.	Two insurance policy guarantee	4,079	Sep 20, 2023
Uniao Federal Fazenda Nacional	Tam Linhas Aéreas S.A.	One insurance policy guarantee	2,251	Nov 16, 2025
Uniao Federal PGFN	Tam Linhas Aéreas S.A.	Three póliza de seguro de garantía	17,621	Jan 4, 2024
Uniao Federal Fazenda Nacional	Tam Linhas Aéreas S.A.	One insurance policy guarantee	27,446	Jul 30, 2022
Uniao Federal Fazenda Nacional	Absa Linhas Aereas Brasileira S.A.	Three póliza de seguro de garantía	25,839	Apr 14, 2023
Uniao Federal PGFN	Absa Linhas Aereas Brasileira S.A.	Two póliza de seguro de garantía	19,732	Oct 20, 2022
Tribunal de Justição de São Paulo.	Absa Linhas Aereas Brasileira S.A.	One insurance policy guarantee	4,709	Mar 31, 2022
7ª Turma do Tribunal Regional Federal da 1ª Região	Absa Linhas Aereas Brasileira S.A.	One insurance policy guarantee	1,600	May 7, 2023
			486,457